Voya Multi-Sector Income ETF

Schedule of Investments

December 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 52.7%	Rate	Maturity Date	Principal Amount	Value
ACE Securities Corp Mortgage Loan Trust, Series 2007-D1, Class A2	8.76%	02/25/2038	$367,628	$301,018
Agate Bay Mortgage Trust 2015-1, Series 2015-1, Class B4(a)	4.45%	01/25/2045	780,872	634,939
Apidos CLO XXXVI, Series 2021-36A, Class CR	5.52%	01/20/2039	500,000	500,462
Aqua Finance Trust, Series 2020-AA, Class A	2.20%	07/17/2046	7,651	7,266
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A	5.08%	01/20/2043	400,000	400,336
AREIT, Series 2025-CRE11, Class A	5.54%	07/25/2043	500,000	501,249
Arroyo Mortgage Trust, Series 2022-1, Class A3	4.56%	12/25/2056	600,000	509,200
BBCMS Mortgage Trust, Series 2022-C16, Class A5(a)	4.62%	06/15/2055	490,000	488,196
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1(a)	7.20%	09/25/2035	15,383	11,826
Benchmark Mortgage Trust, Series 2018-B3, Class D(a)	4.24%	04/10/2051	1,000,000	718,566
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A	5.44%	12/15/2042	750,000	751,874
BSPRT Issuer LLC, Series 2025-FL12, Class A	5.11%	01/17/2043	500,000	500,766
BX Commercial Mortgage Trust, Series 2021-IRON, Class E	6.42%	02/15/2038	322,664	312,517
BX Trust, Series 2025-ARIA, Class C(a)	5.46%	12/13/2042	500,000	504,798
Chase Funding Trust, Series 2003-5, Class 2A2	4.43%	07/25/2033	9,861	9,897
CIM Trust, Series 2019-J2, Class A13(a)	3.86%	10/25/2049	86,991	78,806
CIM Trust, Series 2019-INV2, Class A3(a)	4.22%	05/25/2049	111,851	106,063
CIM Trust, Series 2019-J1, Class B2(a)	4.11%	08/25/2049	370,718	352,588
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS(a)	4.01%	09/15/2050	500,000	472,142
Citigroup Commercial Mortgage Trust, Series 2016-P5, Class B(a)	4.11%	10/10/2049	200,000	180,132
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class C(a)	4.28%	07/10/2049	725,000	664,659
Citigroup Mortgage Loan Trust, Series 2006-AR2, Class 1A1(a)	7.69%	03/25/2036	41,093	30,505
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA(a)	4.74%	09/25/2037	18,821	17,710
CLI Funding VI LLC, Series 2020-1A, Class A	2.43%	09/18/2045	46,996	44,419
Commonbond Student Loan Trust, Series 2020-AGS, Class A	2.51%	08/25/2050	20,307	18,316
Commonbond Student Loan Trust, Series 2017-BGS, Class A1	3.08%	09/25/2042	14,884	14,099
Commonbond Student Loan Trust, Series 2018-BGS, Class B	5.01%	09/25/2045	19,676	17,163
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M2	7.45%	05/25/2042	500,000	518,390
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2	5.63%	01/25/2044	500,000	503,613
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1	6.87%	01/25/2040	100,000	101,736
Countrywide Alternative Loan Trust, Series 2005-J2, Class 1A12	5.53%	04/25/2035	58,333	44,822
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A1	11.41%	03/25/2037	91,908	35,802
Countrywide Alternative Loan Trust, Series 2005-65CB, Class 2A4	10.87%	12/25/2035	30,500	20,543
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A12	10.05%	08/25/2036	69,035	29,168
Countrywide Alternative Loan Trust, Series 2007-23CB, Class A3	12.73%	09/25/2037	21,358	7,289
Countrywide Alternative Loan Trust, Series 2006-13T1, Class A9	16.73%	05/25/2036	13,919	6,578
Countrywide Alternative Loan Trust, Series 2004-J7, Class M1	4.59%	10/25/2034	26,285	26,227
DBWF Mortgage Trust, Series 2015-LCM, Class D(a)	3.64%	06/10/2034	1,130,000	1,062,309
Fannie Mae Interest Strip, Series 367, Class 2	0.00%	01/25/2036	2,032,302	353,883
Fannie Mae Interest Strip, Series 427, Class C100(a)	20.04%	01/25/2052	3,281,952	436,900
Fannie Mae Interest Strip, Series 441, Class C2	0.00%	04/25/2039	2,647,001	249,538
Fannie Mae Interest Strip, Series 407, Class C8	0.00%	01/25/2039	2,591,736	517,648
Fannie Mae REMICS, Series 2013-71, Class AI	0.00%	07/25/2028	618,434	14,030
Fannie Mae REMICS, Series 2020-14, Class AI	0.00%	03/25/2050	2,713,414	465,315
Fannie Mae REMICS, Series 2018-86, Class DS	20.51%	12/25/2048	105,578	10,869
Fannie Mae REMICS, Series 2019-13, Class IB	0.00%	09/25/2039	1,016,848	198,089

Fannie Mae REMICS, Series 2012-121, Class ID	0.00%	11/25/2027	480,951	8,948
Fannie Mae REMICS, Series 2013-67, Class IL	0.00%	07/25/2043	1,624,176	209,719
Fannie Mae REMICS, Series 2005-66, Class LS	29.84%	07/25/2035	449,913	39,824
Fannie Mae REMICS, Series 2012-35, Class LS	64.34%	04/25/2041	1,134,406	46,041
Fannie Mae REMICS, Series 2010-59, Class NS	25.40%	06/25/2040	285,282	20,004
Fannie Mae REMICS, Series 2014-38, Class S	19.71%	07/25/2044	4,147,066	444,321
Fannie Mae REMICS, Series 2012-30, Class SA	21.08%	04/25/2042	4,770,521	443,874
Fannie Mae REMICS, Series 2013-130, Class SB	21.56%	01/25/2044	3,031,548	289,838
Fannie Mae REMICS, Series 2016-29, Class SB	18.69%	05/25/2046	4,538,212	500,538
Fannie Mae REMICS, Series 2012-144, Class SC	19.74%	01/25/2043	2,238,309	239,368
Fannie Mae REMICS, Series 2013-20, Class SK	194.72%	05/25/2041	371,040	4,226
Fannie Mae REMICS, Series 2012-151, Class WS	40.67%	03/25/2042	733,292	39,873
Fannie Mae REMICS, Series 2008-36, Class YI	39.80%	07/25/2036	433,196	34,952
Flagstar Mortgage Trust, Series 2017-1, Class 1A7(a)	3.80%	03/25/2047	151,708	139,704
Flagstar Mortgage Trust, Series 2018-3INV, Class A3(a)	4.26%	05/25/2048	279,657	262,308
Flagstar Mortgage Trust, Series 2021-2, Class A4(a)	3.01%	04/25/2051	735,957	611,706
Flagstar Mortgage Trust, Series 2017-1, Class B3(a)	3.88%	03/25/2047	625,283	583,228
Flagstar Mortgage Trust, Series 2018-1, Class B3(a)	4.22%	03/25/2048	74,040	68,814
Flagstar Mortgage Trust, Series 2021-2, Class B3(a)	3.38%	04/25/2051	517,872	425,573
Freddie Mac Multiclass Certificates, Series 2021-P011, Class X1(a)	16.79%	09/25/2045	1,050,351	109,435
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class X1(a)	14.65%	10/25/2035	1,259,776	73,715
Freddie Mac Multifamily Structured Pass Through Certificates, Series KL06, Class XFX(a)	35.73%	12/25/2029	833,555	31,662
Freddie Mac REMICS, Series 5095, Class BI	0.00%	04/25/2041	5,853,262	693,329
Freddie Mac REMICS, Series 4120, Class CS	35.71%	10/15/2032	1,344,825	79,150
Freddie Mac REMICS, Series 4596, Class DI	0.00%	06/15/2046	1,796,549	323,110
Freddie Mac REMICS, Series 4906, Class DI	0.00%	09/25/2049	4,566,915	915,536
Freddie Mac REMICS, Series 4153, Class IB	0.00%	01/15/2028	355,327	5,160
Freddie Mac REMICS, Series 3788, Class IO	0.00%	01/15/2041	3,993,263	808,050
Freddie Mac REMICS, Series 5037, Class IO	0.00%	11/25/2050	1,912,604	344,679
Freddie Mac REMICS, Series 5013, Class IP	0.00%	09/25/2050	1,018,159	123,580
Freddie Mac REMICS, Series 4120, Class JS	36.72%	10/15/2032	1,129,823	64,660
Freddie Mac REMICS, Series 4517, Class KI	0.00%	04/15/2043	1,538,260	9,522
Freddie Mac REMICS, Series 3318, Class KS	24.42%	05/15/2037	219,804	20,808
Freddie Mac REMICS, Series 4619, Class KS	2.46%	06/15/2039	1,462,429	65,947
Freddie Mac REMICS, Series 4143, Class MS	20.24%	12/15/2042	2,802,269	360,135
Freddie Mac REMICS, Series 3998, Class SA	20.26%	02/15/2042	1,428,722	165,862
Freddie Mac REMICS, Series 3990, Class SG	22.64%	01/15/2042	6,489,574	702,687
Freddie Mac REMICS, Series 3879, Class SL	58.17%	01/15/2041	267,465	11,503
Freddie Mac REMICS, Series 4094, Class SP	19.17%	08/15/2042	4,978,778	506,856
Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class B1	7.46%	12/25/2041	600,000	613,214
Freddie Mac STACR REMIC Trust, Series 2022-DNA4, Class M1B	7.00%	05/25/2042	400,000	412,967
Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M2	5.51%	01/25/2034	58,595	58,768
Freddie Mac Strips, Series 389, Class C32	0.00%	07/15/2037	20,780,427	1,196,011
Freddie Mac Strips, Series 365, Class C57	0.00%	11/15/2048	1,713,707	338,077
Freddie Mac Strips, Series 389, Class C6	0.00%	10/15/2037	3,074,216	281,545
Freddie Mac Strips, Series 365, Class C9	0.00%	05/15/2049	1,567,428	315,708
Freddie Mac Strips, Series 239, Class S30	26.30%	08/15/2036	120,076	16,443
GAM RE-REMIC Trust, Series 2022-FRR3, Class CK47(b)	0.00%	05/27/2048	2,107	2,086
GAM RE-REMIC Trust, Series 2022-FRR3, Class DK47(b)	0.00%	05/27/2048	95,000	92,508
Government National Mortgage Association, Series 2015-20, Class CI	0.00%	02/20/2030	1,883,556	87,900

Government National Mortgage Association, Series 2019-78, Class IC	0.00%	06/20/2049	2,001,567	442,805
Government National Mortgage Association, Series 2020-146, Class IM	0.00%	10/20/2050	6,615,267	969,327
Government National Mortgage Association, Series 2020-79, Class IO	0.00%	06/20/2050	2,735,808	502,895
Government National Mortgage Association, Series 2015-42, Class IY	0.00%	08/20/2039	102,123	3,339
Government National Mortgage Association, Series 2019-23, Class MT	39.54%	03/20/2042	2,404,428	36,490
Government National Mortgage Association, Series 2015-60, Class PI	0.00%	04/20/2045	4,729,578	891,744
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A1(a)	4.23%	11/25/2049	25,277	23,915
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A2(a)	1.88%	09/27/2060	102,180	97,331
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3(a)	5.01%	02/25/2055	486,318	485,634
GSJP Trust, Series 2025-BEDS, Class A	5.25%	12/15/2042	500,000	500,971
HERO Funding Trust, Series 2015-2A, Class A	4.21%	09/20/2040	7,730	7,547
HomeBanc Mortgage Trust, Series 2004-1, Class 2A	4.78%	08/25/2029	8,765	8,621
Hundred Acre Wood Trust, Series 2021-INV1, Class A27(a)	2.99%	07/25/2051	678,028	566,391
JPMorgan Mortgage Trust, Series 2016-4, Class A13(a)	3.83%	10/25/2046	321,170	293,345
JPMorgan Mortgage Trust, Series 2018-5, Class A13(a)	3.88%	10/25/2048	754,850	681,720
JPMorgan Mortgage Trust, Series 2018-8, Class A13(a)	4.27%	01/25/2049	92,240	86,370
JPMorgan Mortgage Trust, Series 2019-2, Class A15(a)	4.20%	08/25/2049	20,102	19,108
JPMorgan Mortgage Trust, Series 2019-8, Class A15(a)	3.86%	03/25/2050	12,832	11,640
JPMorgan Mortgage Trust, Series 2020-3, Class A15(a)	3.88%	08/25/2050	126,095	113,622
JPMorgan Mortgage Trust, Series 2020-5, Class A15(a)	3.42%	12/25/2050	116,724	102,316
JPMorgan Mortgage Trust, Series 2019-1, Class A3(a)	4.26%	05/25/2049	35,234	33,111
JPMorgan Mortgage Trust, Series 2019-5, Class A3(a)	4.22%	11/25/2049	27,621	26,172
JPMorgan Mortgage Trust, Series 2024-CCM1, Class A3(a)	5.46%	04/25/2055	589,323	594,180
JPMorgan Mortgage Trust, Series 2021-3, Class A5(a)	3.51%	07/25/2051	1,000,000	711,843
JPMorgan Mortgage Trust, Series 2022-5, Class A9(a)	3.32%	09/25/2052	819,027	691,133
JPMorgan Mortgage Trust, Series 2024-8, Class A9(a)	5.91%	01/25/2055	540,342	548,206
JPMorgan Mortgage Trust, Series 2018-3, Class B2(a)	4.02%	09/25/2048	897,205	824,567
JPMorgan Mortgage Trust, Series 2018-4, Class B2(a)	4.01%	10/25/2048	597,767	554,176
JPMorgan Mortgage Trust, Series 2017-5, Class B2(a)	4.76%	10/26/2048	589,781	588,313
JPMorgan Mortgage Trust, Series 2019-INV1, Class B2(a)	5.01%	09/25/2049	831,922	818,384
JPMorgan Mortgage Trust, Series 2019-LTV2, Class B3(a)	4.80%	12/25/2049	395,871	385,863
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A	3.72%	07/20/2047	51,187	43,803
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A	3.26%	01/20/2048	50,435	42,721
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A	3.39%	03/20/2048	86,651	70,843
Magnetite XXXI Ltd., Series 2021-31A, Class A1R	0.00%	07/15/2034	250,000	250,062
Magnetite XXXI Ltd., Series 2021-31A, Class DR	0.00%	07/15/2034	250,000	250,250
Mello Mortgage Capital Acceptance, Series 2018-MTG2, Class B1(a)	4.46%	10/25/2048	414,609	401,046
Mill City Mortgage Loan Trust, Series 2017-2, Class M2(a)	3.31%	07/25/2059	200,000	196,381
Mill City Solar Loan Ltd., Series 2019-2GS, Class A	4.39%	07/20/2043	218,935	200,157
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A7(a)	5.90%	07/25/2054	867,727	881,690
Mosaic Solar Loan Trust, Series 2018-1A, Class A	4.46%	06/22/2043	22,206	20,988
Mosaic Solar Loan Trust, Series 2020-2A, Class A	2.35%	08/20/2046	35,914	30,554
Mosaic Solar Loan Trust, Series 2018-2GS, Class B	5.49%	02/22/2044	16,871	15,413
Mosaic Solar Loan Trust, Series 2021-1A, Class B	3.31%	12/20/2046	43,226	34,990
Mosaic Solar Loans LLC, Series 2017-2A, Class A	4.25%	06/22/2043	567,361	537,578

Navesink CLO Ltd., Series 2024-2A, Class CR	0.00%	01/15/2036	250,000	250,187
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A	3.44%	01/15/2043	3,775	3,766
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class CR3	5.98%	07/22/2038	620,000	622,956
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-25A, Class CR2	5.96%	07/18/2038	1,000,000	1,004,774
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-33A, Class CR2	5.86%	04/16/2039	750,000	754,738
NYC Trust, Series 2025-77C, Class B(a)	4.95%	01/10/2038	500,000	503,487
Oaktree CLO Ltd., Series 2022-3A, Class CR	5.98%	10/15/2037	350,000	351,708
OBX Trust, Series 2019-INV2, Class A25(a)	4.26%	05/27/2049	79,579	74,661
Palmer Square CLO Ltd., Series 2021-1A, Class BR	5.66%	04/20/2038	250,000	251,281
Prime Mortgage Trust, Series 2007-1, Class A4	6.81%	03/25/2037	5,225	4,689
Provident Funding Mortgage Trust, Series 2021-J1, Class A10(a)	3.16%	10/25/2051	400,000	253,338
Provident Funding Mortgage Trust, Series 2025-6, Class A2(a)	5.03%	12/25/2055	500,000	497,461
RATE Mortgage Trust, Series 2021-HB1, Class A31(a)	2.99%	12/25/2051	400,176	334,087
RCKT Mortgage Trust, Series 2021-4, Class A21(a)	3.01%	09/25/2051	574,924	477,859
RCKT Mortgage Trust, Series 2021-1, Class B3(a)	3.19%	03/25/2051	432,387	367,655
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4	5.63%	11/25/2035	18,738	18,750
Sequoia Mortgage Trust, Series 2023-2, Class A1(a)	5.08%	03/25/2053	755,909	744,564
Sequoia Mortgage Trust, Series 2019-4, Class A19(a)	3.85%	11/25/2049	66,161	60,224
Sequoia Mortgage Trust, Series 2024-3, Class A19(a)	5.91%	04/25/2054	172,774	175,289
Sequoia Mortgage Trust, Series 2025-2, Class A19(a)	5.91%	03/25/2055	548,008	555,984
Sequoia Mortgage Trust, Series 2025-13, Class A19(a)	5.48%	12/25/2055	1,000,000	1,004,492
Sequoia Mortgage Trust, Series 2019-5, Class A7(a)	3.86%	12/25/2049	284,854	258,428
Sequoia Mortgage Trust, Series 2019-2, Class B2(a)	4.38%	06/25/2049	903,913	879,020
Sequoia Mortgage Trust, Series 2019-2, Class B3(a)	4.51%	06/25/2049	905,243	855,431
Sequoia Mortgage Trust, Series 2021-3, Class B3(a)	3.18%	05/25/2051	617,084	513,606
Shackleton CLO Ltd., Series 2019-15A, Class CR	6.29%	01/15/2032	550,000	552,440
Sofi Professional Loan Program Trust, Series 2018-D, Class A2FX	3.63%	02/25/2048	6,811	6,776
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1R	5.13%	01/25/2032	205,306	205,432
Storm King Park CLO Ltd., Series 2022-1A, Class CR	5.88%	10/15/2037	1,250,000	1,256,117
STWD LLC, Series 2025-FL4, Class AS	5.42%	11/19/2042	800,000	801,150
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A	5.94%	08/20/2049	337,052	296,948
Sunnova Helios XI Issuer LLC, Series 2023-A, Class A	5.92%	05/20/2050	345,004	317,396
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A	3.47%	11/01/2055	170,718	147,355
Sunnova Sol III Issuer LLC, Series 2021-1, Class A	3.34%	04/28/2056	74,824	64,068
Sunrun Bacchus Issuer LLC, Series 2025-1A, Class A2A	6.31%	04/30/2060	595,638	603,950
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A	4.25%	06/30/2054	211,788	202,452
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR	5.10%	10/15/2031	91,044	91,090
Symphony CLO XX Ltd., Series 2018-20A, Class AR2	4.99%	01/16/2032	144,756	144,918
TIAA CLO I Ltd., Series 2016-1A, Class ARR	5.13%	07/20/2031	58,287	58,287
Triangle Re 2021-3 Ltd., Series 2021-3, Class M1B	6.77%	02/25/2034	22,618	22,648
UBS Commercial Mortgage Trust, Series 2019-C17, Class A4	3.20%	10/15/2052	60,000	56,985
Verus Securitization Trust, Series 2021-3, Class A1(a)	1.18%	06/25/2066	372,665	329,622
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY2, Class 1A1(a)	4.37%	12/25/2036	83,302	78,972
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR6, Class 2A	8.55%	08/25/2046	111,720	65,224
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 2A3(a)	4.03%	10/25/2036	11,416	10,387
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR11, Class A1C3	5.00%	08/25/2045	24,012	23,354

Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1C3	4.98%	10/25/2045	11,335	10,983
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 2A1	4.84%	06/25/2037	7,805	6,891
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4(a)	6.12%	04/25/2036	5,364	5,315
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR7, Class A1(a)	6.66%	12/28/2037	9,023	8,175
Wells Fargo Mortgage Backed Securities Trust, Series 2018-1, Class B3(a)	4.01%	07/25/2047	466,761	424,509
				57,203,167
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $60,600,671)				57,203,167

CORPORATE BONDS - 31.9%	Rate	Maturity Date	Principal Amount	Value
Advertising & Marketing - 0.1%
Midas OpCo Holdings LLC	6.38%	08/15/2029	80,000	78,084
Outfront Media Capital LLC / Outfront Media Capital Corp.	5.19%	03/15/2030	75,000	73,419
				151,503

Aerospace & Defense - 0.9%
Bombardier, Inc.	5.78%	06/15/2033	210,000	222,256
L3Harris Technologies, Inc.(c)	3.92%	01/15/2027	124,000	125,850
RTX Corp.	3.89%	05/04/2027	130,000	128,709
RTX Corp.(c)	3.92%	08/15/2027	120,000	126,141
TransDigm, Inc.	5.81%	03/01/2032	110,000	114,590
TransDigm, Inc.	5.92%	05/31/2033	110,000	112,946
TransDigm, Inc.	6.08%	01/31/2034	110,000	114,655
				945,147

Auto Parts Manufacturing - 0.6%
Adient Global Holdings Ltd.	6.91%	02/15/2033	65,000	67,133
American Axle & Manufacturing Holdings, Inc.	7.41%	10/15/2033	250,000	254,893
Garrett Motion, Inc.	6.52%	05/31/2032	50,000	53,178
Goodyear Tire & Rubber Co.	5.99%	07/15/2030	50,000	51,238
Tenneco, Inc.	7.85%	11/17/2028	220,000	220,854
				647,296

Automobiles Manufacturing - 0.1%
American Honda Finance Corp.(c)	3.87%	07/09/2027	73,000	73,733
General Motors Financial Co., Inc.	3.49%	01/08/2026	50,000	49,976
				123,709

Banking - 0.3%
Credit Agricol CIB Financial Solutions	4.25%	11/27/2026	50,000	50,015
Fifth Third Bancorp	4.47%	01/28/2028	250,000	252,444
				302,459

Banks - 0.5%
Morgan Stanley Bank NA(a)	4.59%	05/26/2028	250,000	255,159
US Bancorp(a)	3.09%	01/27/2028	130,000	127,742

Wells Fargo & Co.(a)	4.45%	01/24/2028	125,000	126,089
				508,990

Biotechnology - 0.3%
Amgen, Inc.	3.86%	02/21/2027	131,000	128,595
Genmab A/S / Genmab Finance LLC	6.37%	12/15/2033	200,000	210,906
				339,501

Cable & Satellite - 0.9%
CCO Holdings LLC	5.37%	02/01/2028	130,000	129,051
CCO Holdings LLC	5.95%	08/15/2030	160,000	150,747
CCO Holdings LLC	6.49%	05/01/2032	130,000	116,764
Comcast Corp.	3.84%	01/15/2027	130,000	128,047
Comcast Corp.	3.81%	04/01/2027	86,000	85,473
DIRECTV Financing LLC	5.46%	08/15/2027	50,000	50,322
DIRECTV Financing LLC	8.49%	02/01/2030	305,000	308,978
				969,382

Casinos & Gaming - 1.0%
Caesars Entertainment, Inc.	5.82%	10/15/2029	75,000	71,992
Caesars Entertainment, Inc.	6.00%	02/15/2030	75,000	77,710
Caesars Entertainment, Inc.	6.50%	10/15/2032	225,000	218,946
Light & Wonder International, Inc.	6.53%	09/01/2031	30,000	31,363
Light & Wonder International, Inc.	6.04%	10/01/2033	285,000	288,577
MGM Resorts International	5.90%	04/15/2032	60,000	61,854
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.	9.93%	03/01/2030	75,000	66,710
Station Casinos LLC	4.88%	02/15/2028	90,000	89,309
Voyager Parent LLC	8.02%	07/01/2032	65,000	69,007
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.85%	03/15/2033	70,000	71,640
				1,047,108

Chemicals - 0.7%
Avient Corp.	5.67%	11/01/2031	75,000	77,139
Celanese US Holdings LLC	6.83%	04/15/2033	100,000	99,567
Chemours Co.	6.79%	11/15/2028	50,000	48,667
Chemours Co.	8.59%	01/15/2033	235,000	227,776
Nufarm Australia Ltd. / Nufarm Americas, Inc.	7.29%	01/27/2030	45,000	41,417
OCP SA	5.54%	05/02/2034	200,000	215,963
Olin Corp.	5.44%	02/01/2030	40,000	39,367
				749,896

Commercial Finance - 0.3%
FTAI Aviation Ltd.	5.35%	05/01/2028	50,000	50,166
FTAI Aviation Ltd.	5.59%	04/15/2033	100,000	101,712
Midcap Financial Issuer Trust	6.54%	05/01/2028	225,000	224,801
				376,679
Communications Equipment - 0.0%(d)
Viavi Solutions, Inc.	4.99%	10/01/2029	40,000	38,325

Construction Materials Manufacturing - 0.7%
Ameritex Holdings LLC	6.68%	08/15/2033	170,000	179,494
Carlisle Co., Inc.	3.99%	12/01/2027	129,000	128,438

Quikrete Holdings, Inc.	5.57%	03/01/2032	225,000	234,350
Smyrna Ready Mix Concrete LLC	7.38%	11/15/2031	90,000	96,333
Standard Industries, Inc.	5.20%	01/15/2031	115,000	105,798
				744,413

Consumer Discretionary Products - 0.0%(d)
Tenneco, Inc.	7.85%	11/17/2028	50,000	50,194

Consumer Finance - 0.9%
Ally Financial, Inc.	5.87%	02/14/2033	55,000	57,623
CPI CG, Inc.	7.89%	07/15/2029	60,000	63,854
Freedom Mortgage Corp.	9.34%	10/01/2030	50,000	55,489
Freedom Mortgage Holdings LLC	7.28%	04/01/2032	65,000	68,517
Mastercard, Inc.	3.67%	03/26/2027	129,000	128,425
Navient Corp.	5.38%	03/15/2028	60,000	59,375
OneMain Finance Corp.	5.34%	11/15/2029	80,000	80,098
OneMain Finance Corp.	6.26%	03/15/2033	80,000	81,087
PennyMac Financial Services, Inc.	6.01%	12/15/2029	55,000	58,558
PennyMac Financial Services, Inc.	6.09%	02/15/2033	55,000	57,456
Rocket Co’s., Inc.	5.27%	08/01/2030	75,000	77,594
Rocket Co’s., Inc.	5.66%	08/01/2033	100,000	104,387
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.	6.14%	08/15/2032	70,000	72,312
Starwood Property Trust, Inc.	5.32%	07/01/2030	35,000	36,638
				1,001,413

Consumer Products - 0.2%
Energizer Holdings, Inc.	5.07%	06/15/2028	55,000	54,597
Energizer Holdings, Inc.	6.67%	09/15/2033	50,000	48,012
Perrigo Finance Unlimited Co.	6.59%	09/30/2032	40,000	38,999
Procter & Gamble Co.(c)	3.77%	03/25/2027	86,000	85,000
				226,608

Consumer Services - 0.3%
Brink’s Co.	5.86%	06/15/2032	60,000	62,849
Raven Acquisition Holdings LLC	6.23%	11/15/2031	75,000	77,355
Service Corp. International	5.41%	10/15/2032	75,000	76,424
Williams Scotsman, Inc.	6.42%	10/01/2031	105,000	109,758
				326,386

Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings, Inc.	8.26%	04/15/2030	25,000	25,432
Clydesdale Acquisition Holdings, Inc.	6.19%	04/15/2032	80,000	82,316
Crown Americas LLC	5.48%	06/01/2033	40,000	40,946
Owens-Brockway Glass Container, Inc.	6.75%	05/15/2031	205,000	209,518
				358,212

Department Stores - 0.1%
Macy’s Retail Holdings LLC	5.86%	03/15/2032	65,000	65,879

Design, Manufacturing & Distribution - 0.1%
Imola Merger Corp.	5.15%	05/15/2029	85,000	83,968

Diversified Banks - 0.9%
Bank of Nova Scotia(a)	4.02%	09/15/2028	128,000	128,061
Citigroup, Inc.(a)	3.96%	01/10/2028	127,000	126,813
JPMorgan Chase & Co.	3.83%	06/23/2027	50,000	48,018
JPMorgan Chase & Co.(a)	3.88%	02/01/2028	159,000	158,691
JPMorgan Chase & Co.(a)	3.77%	05/01/2028	129,000	128,352
JPMorgan Chase & Co.(a)	4.12%	10/22/2028	127,000	128,279
Royal Bank of Canada(a)	4.30%	03/27/2028	127,000	128,126
Royal Bank of Canada(a)	3.94%	11/03/2028	128,000	128,173
				974,513

Electrical Equipment Manufacturing - 0.7%
Carrier Global Corp.	3.93%	02/15/2027	130,000	127,964
Emerald Borrower LP / Emerald Co-Issuer, Inc.	5.61%	12/15/2030	105,000	109,575
Gates Industrial Corp.	5.61%	07/01/2029	55,000	57,185
Hubbell, Inc.	3.90%	08/15/2027	162,000	160,114
Keysight Technologies, Inc.	4.14%	04/06/2027	127,000	127,717
Otis Worldwide Corp.	3.91%	04/05/2027	131,000	128,419
Sensata Technologies, Inc.	5.12%	02/15/2031	75,000	70,430
				781,404

Entertainment Content - 0.2%
Warnermedia Holdings, Inc.	6.69%	03/15/2032	195,000	171,419

Entertainment Resources - 0.3%
Cinemark USA, Inc.	6.27%	08/01/2032	60,000	62,318
SeaWorld Parks & Entertainment, Inc.	6.04%	08/15/2029	300,000	292,419
				354,737

Exploration & Production - 0.6%
Ascent Resources Utica Holdings LLC	5.67%	06/30/2029	95,000	95,617
Civitas Resources, Inc.	7.87%	07/01/2031	50,000	51,933
Crescent Energy Co.	8.24%	04/01/2032	70,000	67,914
Hilcorp Energy I LP / Hilcorp Finance Co.	6.66%	04/15/2030	45,000	43,901
Hilcorp Energy I LP / Hilcorp Finance Co.	7.36%	04/15/2032	40,000	37,790
Northern Oil & Gas, Inc.	8.50%	06/15/2031	255,000	257,740
Permian Resources Operating LLC	5.58%	07/01/2029	50,000	50,457
Permian Resources Operating LLC	5.79%	02/01/2033	50,000	51,319
SM Energy Co.	7.32%	08/01/2032	40,000	39,348
				696,019

Financial Services - 0.9%
Focus Financial Partners, Inc.	6.11%	09/15/2031	300,000	309,070
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	9.98%	11/15/2029	90,000	90,049
Jane Street Group LLC	4.85%	11/15/2029	25,000	24,698
Jane Street Group LLC	5.80%	11/01/2032	85,000	86,557
Lseg US Fin Corp.	3.92%	03/28/2027	25,000	25,286
PRA Group, Inc.	6.80%	10/01/2029	50,000	47,061
State Street Corp.(a)	3.08%	02/07/2028	163,000	160,116
State Street Corp.(a)	4.14%	04/24/2028	127,000	128,117
VFH Parent LLC / Valor Co-Issuer, Inc.	6.40%	06/15/2031	60,000	62,994
				933,948

Food & Beverage - 0.7%
BellRing Brands, Inc.	6.05%	03/15/2030	60,000	62,079
Fiesta Purchaser, Inc.	6.76%	03/01/2031	75,000	78,598
General Mills, Inc.	3.95%	01/30/2027	126,000	126,995
Post Holdings, Inc.	5.29%	04/15/2030	75,000	73,100
Post Holdings, Inc.	6.18%	03/01/2033	225,000	227,545
Post Holdings, Inc.	6.15%	10/15/2034	75,000	75,487
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	5.96%	04/01/2029	40,000	40,342
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet
Food, Inc. / Simmons Feed	5.86%	03/01/2029	90,000	86,828
				770,974

Governments - 1.0%
Chile Government International Bond	4.81%	01/05/2036	246,125	248,771
Colombia Government International Bond	6.06%	04/15/2031	200,000	173,800
Guatemala Government Bond	5.13%	08/06/2031	250,000	261,125
Guatemala Government Bond	5.63%	02/06/2037	200,000	215,000
Ukraine Government International Bond(c)	14.90%	02/01/2029	33,652	25,236
Ukraine Government International Bond(c)	13.15%	02/01/2030	9,191	5,461
Ukraine Government International Bond(c)	9.36%	02/01/2034	34,346	16,397
Ukraine Government International Bond(c)	12.09%	02/01/2034	58,890	36,235
Ukraine Government International Bond(c)	6.35%	02/01/2035	29,024	16,440
Ukraine Government International Bond(c)	11.72%	02/01/2035	67,303	40,561
Ukraine Government International Bond(c)	5.66%	02/01/2036	24,187	13,779
Ukraine Government International Bond(c)	11.37%	02/01/2036	8,413	4,995
				1,057,800

Hardware - 0.1%
Dell, Inc.(c)	4.17%	04/15/2028	25,000	26,584
NCR Atleos Corp.	6.52%	04/01/2029	60,000	65,155
				91,739

Health Care Facilities & Services - 1.8%
Acadia Healthcare Co., Inc.	5.70%	07/01/2028	70,000	69,680
Cardinal Health, Inc.	3.88%	06/15/2027	128,000	127,160
Cencora, Inc.	3.89%	12/15/2027	83,000	84,138
Community Health Systems, Inc.	6.84%	05/15/2030	65,000	61,160
Concentra Group Holdings Parent, Inc.	6.00%	07/15/2032	295,000	308,866
DaVita, Inc.	5.32%	06/01/2030	70,000	68,104
DaVita, Inc.	6.12%	07/15/2033	75,000	77,825
Express Scripts, Inc.	3.91%	03/01/2027	50,000	49,712
Global Medical Response, Inc.	6.61%	10/01/2032	290,000	302,000
HCA Healthcare, Inc.	5.07%	06/15/2026	50,000	50,040
LifePoint Health, Inc.	7.84%	08/15/2030	85,000	91,604
LifePoint Health, Inc.	6.64%	02/15/2032	25,000	27,157
Quest Diagnostics, Inc.	3.91%	12/15/2027	174,000	176,247
Select Medical Corp.	6.64%	12/01/2032	70,000	68,494
Sotera Health Holdings LLC	6.14%	06/01/2031	65,000	68,653
Star Parent, Inc.	7.27%	10/01/2030	45,000	48,085
Tenet Healthcare Corp.	5.52%	11/15/2033	310,000	319,369
				1,998,294

Home & Office Products Manufacturing - 0.4%
Newell Brands, Inc.	6.25%	06/01/2028	285,000	299,203

Newell Brands, Inc.	7.19%	05/15/2032	55,000	53,434
Somnigroup International, Inc.	5.15%	10/15/2031	75,000	70,283
				422,920

Homebuilders - 0.1%
Weekley Homes LLC / Weekley Finance Corp.	5.40%	09/15/2028	60,000	59,218

Industrial Other - 0.5%
APi Group Corp.	4.83%	07/15/2029	50,000	48,861
Arcosa, Inc.	5.81%	08/15/2032	45,000	47,610
EquipmentShare.com, Inc.	7.04%	03/15/2033	80,000	84,295
Global Infrastructure Solutions, Inc.	6.11%	04/15/2032	65,000	69,644
Herc Holdings, Inc.	5.64%	06/15/2030	55,000	57,914
Herc Holdings, Inc.	6.18%	06/15/2033	45,000	47,839
Quanta Services, Inc.	3.91%	08/09/2027	157,000	159,043
United Rentals North America, Inc.	5.47%	03/15/2034	75,000	78,219
				593,425

Industrial Products - 0.0%(d)
AAR Escrow Issuer LLC	5.53%	03/15/2029	50,000	51,764

Industrial Services - 0.0%(d)
United Airlines, Inc.	4.60%	04/15/2026	50,000	49,968

Integrated Oils - 0.1%
Chevron U.S.A., Inc.(c)	3.66%	02/26/2027	126,000	127,046

Internet Media - 0.3%
Arches Buyer, Inc.	5.04%	06/01/2028	70,000	68,754
Snap, Inc.	6.39%	03/15/2034	270,000	278,212
				346,966

Machinery Manufacturing - 0.6%
Amsted Industries, Inc.	5.79%	03/15/2033	40,000	41,357
Caterpillar Financial Services Corp.(c)	3.64%	01/07/2027	125,000	126,065
CNH Industrial NV	4.00%	11/15/2027	161,000	160,567
Deere & Co.(c)	4.33%	10/01/2028	50,000	52,845
Ingersoll Rand, Inc.	4.02%	06/15/2027	124,000	126,053
John Deere Capital Corp.(c)	3.70%	01/08/2027	84,000	84,667
Terex Corp.	5.77%	10/15/2032	45,000	46,202
				637,756

Managed Care - 0.4%
Cigna Group	3.91%	03/01/2027	129,000	128,257
Cigna Group	3.83%	10/15/2027	130,000	128,253
Elevance Health, Inc.	3.87%	12/01/2027	130,000	129,465
				385,975

Materials - 0.0%(d)
Chemours Co.	6.79%	11/15/2028	50,000	48,667

Medical Equipment & Devices Manufacturing - 0.7%
Becton, Dickinson and Co.	3.97%	06/06/2027	127,000	126,535

Embecta Corp.	6.21%	02/15/2030	70,000	66,965
GE HealthCare Technologies, Inc.	3.94%	11/15/2027	125,000	128,812
Insulet Corp.	5.71%	04/01/2033	120,000	125,545
Medline Borrower LP	5.07%	10/01/2029	160,000	160,991
Zimmer Biomet Holdings, Inc.(c)	3.91%	02/19/2027	126,000	127,102
				735,950

Metals & Mining - 0.9%
Capstone Copper Corp.	6.08%	03/31/2033	235,000	244,072
Cleveland Electric Illuminating Co.	5.13%	03/01/2029	65,000	64,061
Cleveland Electric Illuminating Co.	6.87%	01/15/2034	70,000	73,205
Corp Nacional del Cobre de Chile	5.23%	01/08/2034	200,000	209,328
Corp Nacional del Cobre de Chile	5.33%	01/26/2036	200,000	217,076
New Gold, Inc.	5.61%	04/01/2032	110,000	117,268
Novelis Corp.	5.68%	01/30/2030	70,000	67,669
				992,679

Oil & Gas - 0.3%
Petroleos del Peru SA(c)	10.41%	06/19/2032	200,000	147,635
Petroleos del Peru SA	10.41%	06/19/2032	225,000	166,089
				313,724

Oil & Gas Services & Equipment - 0.2%
Archrock, Inc.	5.93%	04/01/2028	65,000	65,428
Kodiak Gas Services LLC	5.79%	02/15/2029	70,000	72,874
Transocean Aquila Ltd.(e)	6.83%	09/30/2028	36,154	37,200
Transocean International Ltd.	6.95%	10/15/2032	60,000	62,948
				238,450

Pharmaceuticals - 0.4%
Eli Lilly and Co.(c)	3.62%	03/15/2027	124,000	126,717
Eli Lilly and Co.	3.63%	08/14/2027	84,000	84,681
Merck & Co., Inc.(c)	3.57%	09/15/2027	106,000	106,493
Organon & Co. / Organon Foreign Debt Co-Issuer BV	9.26%	04/30/2031	200,000	165,787
				483,678

Pipeline - 1.9%
Antero Midstream Corp.	5.35%	06/15/2029	45,000	45,030
Delek Logistics Partners LP	6.90%	03/15/2029	300,000	314,640
Energy Transfer LP(a)	6.93%	05/15/2174	450,000	462,656
Global Partners LP / GLP Finance Corp.	7.07%	01/15/2032	215,000	227,321
Howard Midstream Energy Partners LLC	6.32%	07/15/2032	30,000	31,675
Kinetik Holdings LP	5.63%	06/15/2030	90,000	90,850
MPLX LP	4.05%	03/01/2027	127,000	127,109
Northriver Midstream Finance LP	6.37%	07/15/2032	50,000	51,014
Northwest Pipeline LLC	4.00%	04/01/2027	128,000	128,007
Summit Midstream Holdings LLC	7.48%	10/31/2029	90,000	93,376
Tennessee Gas Pipeline Co. LLC	3.87%	03/15/2027	122,000	126,446
Venture Global LNG, Inc.	7.51%	06/01/2028	125,000	126,680
Venture Global LNG, Inc.	8.48%	06/01/2031	120,000	119,440
Venture Global Plaquemines LNG LLC	6.11%	01/15/2034	120,000	122,970
				2,067,214

Power Generation - 0.3%
Alpha Generation LLC	6.13%	10/15/2032	55,000	56,873
Lightning Power LLC	6.06%	08/15/2032	60,000	63,843
NRG Energy, Inc.	5.84%	11/01/2034	85,000	87,367
Vistra Operations Co. LLC	6.50%	10/15/2031	85,000	90,070
				298,153

Property & Casualty Insurance - 0.6%
Acrisure LLC	6.40%	11/06/2030	75,000	78,382
Acrisure LLC	6.05%	07/01/2032	25,000	25,924
Alliant Holdings Intermediate LLC	5.83%	10/01/2031	125,000	129,054
Panther Escrow Issuer LLC	6.31%	06/01/2031	360,000	373,276
				606,636

Publishing & Broadcasting - 0.3%
Gray Media, Inc.	8.78%	07/15/2032	55,000	57,271
Nexstar Media, Inc.	5.00%	11/01/2028	245,000	243,378
				300,649

Railroad - 0.1%
Norfolk Southern Corp.(c)	3.91%	05/15/2027	122,000	128,282

Real Estate - 0.3%
Iron Mountain, Inc.	5.54%	07/15/2030	75,000	74,151
Iron Mountain, Inc.	6.09%	01/15/2033	75,000	75,676
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer	6.15%	02/01/2030	80,000	82,412
RHP Hotel Properties LP / RHP Finance Corp.	5.77%	06/15/2033	110,000	114,789
				347,028

Refining & Marketing - 0.2%
Murphy Oil USA, Inc.	4.82%	09/15/2029	65,000	64,851
Sunoco LP / Sunoco Finance Corp.	5.09%	04/30/2030	55,000	53,750
Sunoco LP	5.87%	03/15/2034	60,000	60,023
				178,624

Restaurants - 0.1%
Yum! Brands, Inc.	4.78%	03/15/2031	90,000	85,242

Retail - Consumer Discretionary - 1.2%
Advance Auto Parts, Inc.	6.76%	08/01/2030	50,000	50,465
Advance Auto Parts, Inc.	7.29%	08/01/2033	35,000	35,164
Amazon.com, Inc.	3.58%	04/13/2027	86,000	85,696
Avis Budget Group, Inc.	7.32%	02/15/2031	280,000	287,962
Bath & Body Works, Inc.(c)	6.83%	07/01/2036	95,000	94,403
Builders FirstSource, Inc.	5.69%	06/15/2032	100,000	103,683
eBay, Inc.	3.94%	06/05/2027	127,000	126,411
Gap, Inc.	5.40%	10/01/2031	85,000	78,666
Lowe’s Co’s., Inc.	3.91%	05/03/2027	130,000	128,636
Lowe’s Co’s., Inc.(c)	3.87%	10/15/2027	128,000	128,182
Sally Holdings LLC / Sally Capital, Inc.	5.86%	03/01/2032	60,000	62,730
Victoria’s Secret & Co.	5.55%	07/15/2029	65,000	63,096

Wand NewCo 3, Inc.	6.44%	01/30/2032	60,000	63,534
				1,308,628

Retail - Consumer Staples - 0.2%
Sysco Corp.	3.86%	07/15/2027	129,000	127,833
US Foods, Inc.	5.42%	04/15/2033	45,000	45,878
				173,711

Retail & Wholesale - Discretionary - 0.0%(d)
Avis Budget Group, Inc.	5.37%	07/15/2027	50,000	50,274

Software & Services - 1.8%
Amentum Holdings, Inc.	6.23%	08/01/2032	55,000	58,004
Autodesk, Inc.	3.91%	06/15/2027	128,000	127,272
CACI International, Inc.	5.78%	06/15/2033	55,000	56,976
Cloud Software Group, Inc.	6.03%	03/31/2029	380,000	385,224
Cloud Software Group, Inc.	6.77%	08/15/2033	60,000	59,501
CoreWeave, Inc.	11.28%	06/01/2030	200,000	186,162
Fair Isaac Corp.	5.49%	05/15/2033	50,000	51,521
Fortress Intermediate 3, Inc.	6.52%	06/01/2031	60,000	62,653
Gen Digital, Inc.	5.65%	04/01/2033	80,000	82,837
IBM Corp.(c)	3.86%	02/06/2026	50,000	50,032
IBM International Capital Pte. Ltd.(c)	4.12%	02/05/2026	50,000	50,028
McAfee Corp.	11.31%	02/15/2030	55,000	48,023
Open Text Holdings, Inc.	5.31%	02/15/2030	95,000	90,866
Playtika Holding Corp.	7.93%	03/15/2029	60,000	53,858
Roper Technologies, Inc.	3.95%	09/15/2027	89,000	85,288
Synopsys, Inc.(c)	3.92%	04/01/2027	127,000	127,967
UKG, Inc.	6.20%	02/01/2031	340,000	349,948
				1,926,160

Supermarkets & Pharmacies - 0.2%
Albertsons Cos., Inc.	5.67%	03/31/2034	140,000	140,741
Kroger Co.	3.88%	08/01/2027	85,000	84,771
				225,512

Tobacco - 0.1%
Philip Morris International, Inc.	3.87%	11/17/2027	126,000	128,843

Transportation & Logistics - 0.3%
Allison Transmission, Inc.	5.61%	12/01/2033	75,000	76,263
Ryder System, Inc.	4.02%	03/15/2027	125,000	126,864
Stonepeak Nile Parent LLC	6.09%	03/15/2032	70,000	74,162
				277,289
Travel & Lodging - 1.1%
Carnival Corp.	5.25%	08/01/2032	75,000	77,081
Hilton Domestic Operating Co., Inc.	5.37%	09/15/2033	110,000	112,631
Marriott International, Inc.(c)	3.90%	07/15/2027	84,000	84,368
NCL Corp. Ltd.	5.46%	02/15/2027	100,000	100,451
NCL Corp. Ltd.	6.26%	02/01/2032	355,000	363,711
Royal Caribbean Cruises Ltd.	4.22%	07/01/2026	185,000	185,027
Royal Caribbean Cruises Ltd.	4.83%	07/15/2027	125,000	125,994

Viking Cruises Ltd.	5.62%	10/15/2033	125,000	126,972
				1,176,235

Utilities - 1.6%
American Electric Power Co., Inc.	3.92%	11/13/2027	180,000	177,691
Arizona Public Service Co.	3.87%	09/15/2027	130,000	128,056
Comision Federal de Electricidad	6.01%	01/24/2035	350,000	360,649
Connecticut Light and Power Co.	3.89%	03/15/2027	129,000	127,959
Dominion Energy, Inc.	3.97%	03/15/2027	128,000	127,453
Duke Energy Corp.(c)	3.86%	01/05/2027	125,000	126,218
Duke Energy Corp.	3.89%	08/15/2027	129,000	127,512
NextEra Energy Capital Holdings, Inc.(c)	4.14%	01/29/2026	50,000	50,032
NextEra Energy Capital Holdings, Inc.	3.92%	01/15/2027	131,000	128,297
NSTAR Electric Co.	3.86%	05/15/2027	130,000	128,871
Talen Energy Supply LLC	5.88%	02/01/2034	75,000	76,766
Wisconsin Power and Light Co.	3.95%	10/15/2027	163,000	160,497
				1,720,001

Waste & Environment Services & Equipment - 0.3%
Clean Harbors, Inc.(f)	5.67%	02/01/2031	60,000	61,852
Entegris, Inc.	5.42%	06/15/2030	75,000	76,557
Waste Pro USA, Inc.	6.43%	02/01/2033	145,000	149,674
				288,083

Wireless Telecommunications Services - 0.6%
T-Mobile USA, Inc.	3.97%	04/15/2027	129,000	128,651
T-Mobile USA, Inc.	4.73%	02/01/2028	50,000	50,022
Verizon Communications, Inc.(c)	3.88%	03/16/2027	127,000	127,363
Vmed O2 UK Financing I PLC	6.40%	07/15/2031	200,000	184,814
Vmed O2 UK Financing I PLC	6.89%	04/15/2032	200,000	208,687
				699,537

Wireline Telecommunications Services - 0.3%
Cipher Mining, Inc.(e)	6.64%	11/15/2030	60,000	61,184
GCI LLC	5.69%	10/15/2028	50,000	48,798
Level 3 Financing, Inc.	5.64%	06/15/2029	50,000	48,812
Level 3 Financing, Inc.	6.47%	06/30/2033	75,000	76,781
WULF Compute LLC	6.98%	10/15/2030	75,000	77,326
				312,901

TOTAL CORPORATE BONDS (Cost $34,562,440)				34,675,103

PURCHASED OPTIONS - 0.1%(g)(h)(i)(j)				Value

TOTAL PURCHASED OPTIONS (Cost $8,105)				44,625

U.S. TREASURY SECURITIES - 6.6%	Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Note/Bond	3.47%	12/31/2027	21,700	21,662
U.S. Treasury Note/Bond	3.71%	12/31/2030	414,800	413,261
U.S. Treasury Note/Bond	4.15%	11/15/2035	6,763,900	6,681,993
				7,116,916
TOTAL U.S. TREASURY SECURITIES (Cost $7,197,890)				7,116,916

SHORT-TERM INVESTMENTS - 7.1%

U.S. Treasury Bills - 7.1%	Principal Amount	Value
U.S. Treasury Bill, 1/8/2026, 2.64%(k)	7,750,000	7,745,514

TOTAL SHORT-TERM INVESTMENTS (Cost $7,716,063)		7,745,514

TOTAL INVESTMENTS - 98.4% (Cost $110,085,169)		$106,785,324
Other Assets in Excess of Liabilities - 1.6%		1,778,771
TOTAL NET ASSETS - 100.0%		$108,564,095

Percentages are stated as a percent of net assets.

PLC Public Limited Company

(a)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(b)	Zero coupon bond issued at a discount.

(c)	At maturity security. Interest is paid in full at the maturity date.

(d)	Does not round to 0.1% or (0.1)%, as applicable.

(e)	Sinkable security.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $61,852 or 0.1% of the Fund’s net assets.

(g)	Exchange-traded.

(h)	100 shares per contract.

(i)	The tables within the Statement of Investments detail open purchased options.

(j)	Non-income producing security.

(k)	The rate shown is the annualized effective yield as of December 31, 2025.

Voya Multi-Sector Income ETF

Schedule of Options Contracts

December 31, 2025 (Unaudited)

WRITTEN OPTIONS - 0.0%(a)(b)(c)	Counterparty	Contracts	Value
Payer Written Interest Rate Swaptions - 0.0%(a)
Call on 10-Year Interest Rate Swap, Expiration: 5/20/2026; Exercise Rate: 2.300%	Morgan Stanley Capital Services LLC	EUR 3,289,000	$(546)
Total Payer Written Swaptions - Premium Received/(Paid) - $ 27,087			(546)

PURCHASED OPTIONS - 0.0%(a)(b)(c)	Counterparty	Contracts	Value
Receiver Purchased Interest Rate Swaptions - 0.0%(a)
Call on 10-Year Interest Rate Swap, Expiration: 5/20/2026; Exercise Rate: 2.500%	Morgan Stanley Capital Services LLC	EUR 6,579,000	1,197
Total Receiver Purchased Interest Rate Swaptions - Premium Received/(Paid) - $ 0			1,197

Receiver Purchased Forward Premium Swaptions - 0.0%(a)
Call on 30-Year Interest Rate Swap, Expiration: 6/14/2027; Exercise Rate: 17.500%	Barclays Bank PLC	USD 2,115,500	16,718
Call on 30-Year Interest Rate Swap, Expiration: 5/31/2027; Exercise Rate: 17.700%	Barclays Bank PLC	USD 740,000	4,759
Total Receiver Forward Premium Swaptions - Premium Received/(Paid) – $ (501,193)			21,477

Payer Purchased Forward Premium Swaptions - 0.0%(a)
Put on 30-Year Interest Rate Swap, Expiration: 5/26/2027; Exercise Rate: 18.000%	Barclays Bank PLC	USD 5,914,400	21,951
Total Payer Forward Premium Swaptions - Premium Received/(Paid) – $ (1,064,592)			21,951

Net Unrealized Appreciation (Depreciation)			$44,079

(a)	Does not round to 0.1% or (0.1)%, as applicable.

(b)	100 shares per contract.

(c)	Exchange-traded.

Voya Multi-Sector Income ETF

Schedule of Futures Contracts

December 31, 2025 (Unaudited)

The Voya Multi-Sector Income ETF had the following futures contracts outstanding with Morgan Stanley and Co., LLC as of December 31, 2025:

FUTURES CONTRACTS - 0.0%(a)

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)

U.S. 10-Year Treasury Note	93	03/20/2026	$10,504,489	$(47,802)
U.S. 2-Year Treasury Note	91	03/31/2026	19,005,667	(5,862)
U.S. 5-Year Treasury Note	150	03/31/2026	16,442,710	(47,007)
				(100,671)

				Value / Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
U.S. Treasury Long Bond	(32)	03/20/2026	$(3,733,932)	$34,931
U.S. Treasury Ultra 10-Year Note	(124)	03/20/2026	(14,364,368)	102,431
				137,362
Net Unrealized Appreciation (Depreciation)				$36,691

(a)	Does not round to 0.1% or (0.1)%, as applicable.

Voya Multi-Sector Income ETF

Schedule of Swaps Contracts

December 31, 2025 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - 1.1%

	Buy/Sell	(Pay)/Receive Financing	Payment	Maturity		Value / Unrealized Appreciation
Reference Entity	Protection	Rate (%)	Frequency	Date	Notional Value	(Depreciation)
CDX High Yield Index Series 45, Version 1	Sell	(5.000)	Quarterly	12/20/2030	$16,000,000	$815,367
CDX Investment Grade Index Series 45, Version 1	Sell	(1.000)	Quarterly	12/20/2030	10,700,000	362,299

OTC VOLITILITY SWAPS – 0.0%(a)
		Pay/ Receive	Volatility	Maturity		Value / Unrealized Appreciation
Reference Entity	Counterparty	Volatility	Strike Price	Date	Notional Value	(Depreciation)
USD vs BRL Spot Exchange Rate	Morgan Stanley Capital Services LLC	Receive	15.300%	01/06/2026	$2,570,000	$6,018

Net Unrealized Appreciation (Depreciation)						$1,183,684

(a)	Does not round to 0.1% or (0.1)%, as applicable.